ALTA QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 97.56%	Shares	Fair Value

Communication Services — 18.10%
Alphabet, Inc., Class A(a)	1,425	$2,020,721
Facebook, Inc., Class A(a)	9,150	2,077,690
Take-Two Interactive Software, Inc.(a)	4,300	600,151
Walt Disney Company (The)	12,850	1,432,904
		6,131,466
Consumer Discretionary — 16.62%
Booking Holdings, Inc.(a)	1,050	1,671,957
Dollar Tree, Inc.(a)	7,078	655,989
Home Depot, Inc. (The)	6,000	1,503,060
TJX Companies, Inc. (The)	19,300	975,808
Ulta Beauty, Inc.(a)	4,050	823,851
		5,630,665
Energy — 2.84%
Phillips 66	13,400	963,460

Financials — 2.92%
S&P Global, Inc.	3,000	988,440

Health Care — 16.19%
Becton, Dickinson and Company	3,600	861,372
CVS Health Corporation	11,950	776,392
PerkinElmer, Inc.	9,200	902,428
STERIS plc	6,100	935,984
Thermo Fisher Scientific, Inc.	3,200	1,159,488
Zoetis, Inc.	6,200	849,648
		5,485,312
Industrials — 7.77%
Fortune Brands Home & Security, Inc.	9,700	620,121
IAA, Inc.(a)	16,000	617,120
KAR Auction Services, Inc.	56,500	777,440
Raytheon Technologies Corporation	10,000	616,200
		2,630,881
Information Technology — 31.24%
Adobe, Inc.(a)	2,700	1,175,337
Amphenol Corporation, Class A	10,700	1,025,167
Apple, Inc.	6,670	2,433,216
Broadridge Financial Solutions, Inc.	8,200	1,034,758
Fiserv, Inc.(a)	14,000	1,366,679

Mastercard, Inc., Class A	3,750	1,108,875
Visa, Inc., Class A	6,100	1,178,337
Zebra Technologies Corporation, Class A(a)	4,950	1,266,953
		10,589,322
Materials — 1.88%
Sherwin-Williams Company (The)	1,100	635,635

Total Common Stocks/Investments — 97.56% (Cost $26,581,428)		33,055,181

Other Assets in Excess of Liabilities — 2.44%		825,734

NET ASSETS — 100.00%		$33,880,915

(a)	Non-income producing security.

GUARDIAN FUNDAMENTAL GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 97.97%	Shares	Fair Value

Communication Services — 8.05%
Alphabet, Inc., Class A(a)	1,167	$1,654,864

Consumer Discretionary — 18.20%
Booking Holdings, Inc.(a)	619	985,658
EssilorLuxottica S.A. (France)(a)	7,897	1,013,858
Nike, Inc., Class B	8,770	859,899
Yum China Holdings, Inc. (China)	18,293	879,345
		3,738,760
Consumer Staples — 16.72%
Colgate-Palmolive Company	13,967	1,023,223
L'Oréal S.A. (France)(a)	2,014	646,589
Nestlé S.A. (Switzerland)	9,093	1,005,204
Reckitt Benckiser Group plc (United Kingdom)	8,265	761,111
		3,436,127
Financials — 11.30%
CME Group, Inc.	7,892	1,282,766
MarketAxess Holdings, Inc.	1,042	521,959
Moody's Corporation	1,884	517,591
		2,322,316
Health Care — 16.44%
Illumina, Inc.(a)	3,016	1,116,975
Novo Nordisk A/S, Class B (Denmark)	16,254	1,052,201
Stryker Corporation	1,274	229,562
UnitedHealth Group, Inc.	3,324	980,414
		3,379,152
Industrials — 6.70%
FANUC Corporation (Japan)	3,500	624,300
Intertek Group plc (United Kingdom)(a)	11,156	751,981
		1,376,281
Information Technology — 17.53%
Accenture plc, Class A (Ireland)	2,118	454,777
Automatic Data Processing, Inc.	3,912	582,458
Keyence Corporation (Japan)	2,000	834,067
Mastercard, Inc., Class A	5,854	1,731,027
		3,602,329
Materials — 3.03%
Novozymes A/S, Class B (Denmark)(a)	10,780	623,247

Total Common Stocks (Cost $19,844,511)		20,133,076

MONEY MARKET FUNDS - 2.50%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.06%(b)	513,950	513,950

Total Money Market Funds (Cost $513,950)		513,950

Total Investments — 100.47% (Cost $20,358,461)		20,647,026

Liabilities in Excess of Other Assets — (0.47)%		(96,712)

NET ASSETS — 100.00%		$20,550,314

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2020.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these schedules of investments.

As of June 30, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Alta Growth Fund	$26,581,428	$7,079,814	$(606,061)	$6,473,753
Guardian Equity Fund	$20,358,461	$1,278,353	$(989,788)	$288,565

Alta Capital Funds

Notes to the Schedules of Investments

June 30, 2020 (Unaudited)

The Alta Quality Growth Fund (the “Alta Growth Fund”) and the Guardian Fundamental Global Equity Fund (the “Guardian Equity Fund”) (each a “Fund” and collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

Alta Capital Funds

Notes to the Schedules of Investments - continued

June 30, 2020 (Unaudited)

In the event that market quotations are not readily available, Alta Capital Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

Alta Growth Fund	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks*	$33,055,181	$-	$-	$33,055,181

Guardian Equity Fund	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks*	$20,133,076	$-	$-	$20,133,076
Money Market Funds	513,950	-	-	513,950
Total Investments	$20,647,026	$-	$-	$20,647,026

*	Refer to the Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.